Fees Summary	Sep. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 81,330,690.15
Previously Paid Amount	0.00
Total Fee Amount	12,451.73
Total Offset Amount	0.00
Net Fee	$ 12,451.73
Final Prospectus	true